Financial Instruments - Summary of Offsetting Risk Management Positions (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross Amount, Risk Management Asset	$ 153	$ 263
Amount Offset, Risk Management Asset	(60)	(215)
Net Amount per Consolidated Financial Statements, Risk Management Asset	93	48
Gross Amount, Risk Management Liabilities	107	331
Amount Offset, Risk Management Liabilities	(60)	(215)
Net Amount per Consolidated Financial Statements, Risk Management Liabilities	47	116
Gross Amount, Risk Management Net	46	(68)
Amount Offset, Risk Management Net	0	0
Net Amount per Consolidated Financial Statements, Risk Management Net	$ 46	$ (68)